Bank facilities (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 $ / $	Dec. 31, 2024 $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unrealized gain on forward foreign exchange contracts			$ (685,000)				$ 542,000
Currency risk
Disclosure of detailed information about borrowings [line items]
Foreign exchange contracts			17,500,000				31,500,000
Average price of hedging instrument (CDN per USD)				1.36	1.00
LG Facility
Disclosure of detailed information about borrowings [line items]
Facility, maximum borrowing capacity	$ 2,000,000		13,000,000
Borrowings outstanding		€ 979,000	$ 1,463,000			€ 979,000	$ 1,433,000